UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II

Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018 – February 28, 2019

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Shares	Security Description	Value
Common Stock - 94.4%
Aerospace & Defense - 0.1%
48	Curtiss-Wright Corp.	$5,918
53	MSA Safety, Inc.	5,480
24	Teledyne Technologies, Inc. (a)	5,665
68	Woodward, Inc.	6,551
		23,614
Auto & Truck - 18.1%
11,463	BorgWarner, Inc.	465,512
12,106	Cooper Tire & Rubber Co.	386,908
23,771	Gentex Corp.	483,502
2,933	Lear Corp.	446,021
17,948	LKQ Corp. (a)	497,160
73	Oshkosh Corp.	5,680
7,546	PACCAR, Inc.	511,619
		2,796,402
Banks - 0.8%
221	Associated Banc-Corp.	5,145
62	Bank of Hawaii Corp.	5,098
157	Bank OZK	5,150
131	Cathay General Bancorp	5,088
109	Chemical Financial Corp.	4,995
82	Commerce Bancshares, Inc.	5,160
50	Cullen/Frost Bankers, Inc.	5,184
95	East West Bancorp, Inc.	5,188
327	First Horizon National Corp.	5,111
416	FNB Corp.	5,092
120	Hancock Whitney Corp.	5,242
261	Home BancShares, Inc.	5,084
112	MB Financial, Inc.	5,070
125	PacWest Bancorp	5,128
89	Pinnacle Financial Partners, Inc.	5,223
67	Prosperity Bancshares, Inc.	4,988
38	Signature Bank	5,159
253	Sterling Bancorp	5,144
133	Synovus Financial Corp.	5,277
219	TCF Financial Corp.	5,015
83	Texas Capital Bancshares, Inc. (a)	5,066
279	Umpqua Holdings Corp.	5,072
136	United Bankshares, Inc.	5,221
89	Webster Financial Corp.	5,110
68	Wintrust Financial Corp.	5,010
		128,020
Biotechnology - 0.1%
72	United Therapeutics Corp. (a)	9,093
Building - 3.1%
177	AECOM (a)	5,480
82	EMCOR Group, Inc.	5,915
303	KBR, Inc.	5,987
24	Lennox International, Inc.	5,886
8,967	Owens Corning	447,722
138	Rollins, Inc.	5,473
37	Watsco, Inc.	5,324
		481,787
Chemicals - 3.3%
5,676	FMC Corp.	508,002
Commercial Services - 6.8%
150	CoreLogic, Inc. (a)	5,501
121	Deluxe Corp.	5,630
23	FactSet Research Systems, Inc.	5,409
122	Healthcare Services Group, Inc.	4,658
95	Leidos Holdings, Inc.	6,136
127	LiveRamp Holdings, Inc. (a)	6,827
5,793	ManpowerGroup, Inc.	488,060

Shares	Security Description	Value
Commercial Services - 6.8% (continued)
23	MarketAxess Holdings, Inc.	$5,609
240	Sabre Corp.	5,383
74	The Brink's Co.	5,840
22,068	The Interpublic Group of Cos., Inc.	508,226
34	WEX, Inc. (a)	6,054
		1,053,333
Communications - 2.5%
16,492	Cars.com, Inc. (a)	388,222
Computers - 6.9%
189	ACI Worldwide, Inc. (a)	6,023
74	j2 Global, Inc.	6,291
20,158	Juniper Networks, Inc.	545,878
112	Lumentum Holdings, Inc. (a)	5,572
113	Manhattan Associates, Inc. (a)	6,187
79	MAXIMUS, Inc.	5,584
122	National Instruments Corp.	5,702
207	NCR Corp. (a)	5,800
81	Science Applications International Corp.	6,051
124	Teradata Corp. (a)	5,998
35,241	Unisys Corp. (a)	476,106
		1,075,192
Construction Materials - 0.1%
49	Carlisle Cos., Inc.	6,031
450	MDU Resources Group, Inc.	11,889
		17,920
Consumer Products - 3.2%
7,987	Molson Coors Brewing Co., Class B	492,478
145	Plantronics, Inc.	7,285
		499,763
Cosmetics & Personal Care - 0.0%
298	Prestige Consumer Healthcare, Inc. (a)	8,719
Electrical Equipment - 0.1%
44	Acuity Brands, Inc.	5,725
126	Cognex Corp.	6,728
30	Littelfuse, Inc.	5,793
		18,246
Electronics - 3.9%
72	Arrow Electronics, Inc. (a)	5,738
135	Avnet, Inc.	5,871
50	Hubbell, Inc.	5,903
19,839	Jabil, Inc.	563,428
76	Keysight Technologies, Inc. (a)	6,415
70	Regal Beloit Corp.	5,863
150	Trimble, Inc. (a)	6,002
283	Vishay Intertechnology, Inc.	6,203
		605,423
Financials - 0.3%
124	Eaton Vance Corp.	5,189
56	Evercore, Inc., Class A	5,158
41	Jack Henry & Associates, Inc.	5,438
217	Janus Henderson Group PLC	5,316
437	Navient Corp.	5,340
415	New York Community Bancorp, Inc.	5,192
100	SEI Investments Co.	5,275
457	SLM Corp.	5,050
		41,958
Food - 3.1%
11,079	Hormel Foods Corp.	480,385
Hardware - 0.1%
77	InterDigital, Inc.	5,369
31	Zebra Technologies Corp. (a)	6,216
		11,585

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Shares	Security Description	Value
Health Care - 0.0%
125	Encompass Health Corp.	$7,893
Household - 0.1%
155	Herman Miller, Inc.	5,685
131	HNI Corp.	5,061
		10,746
Insurance - 0.4%
8	Alleghany Corp. (a)	5,144
52	American Financial Group, Inc.	5,182
180	Brown & Brown, Inc.	5,332
278	CNO Financial Group, Inc.	4,734
99	First American Financial Corp.	5,028
65	Kemper Corp.	5,401
244	Old Republic International Corp.	5,090
44	Primerica, Inc.	5,502
35	Reinsurance Group of America, Inc.	5,057
35	RenaissanceRe Holdings, Ltd.	5,147
43	The Hanover Insurance Group, Inc.	5,105
62	WR Berkley Corp.	5,187
		61,909
Machinery - 3.5%
7,167	AGCO Corp.	484,346
67	Crane Co.	5,666
124	Graco, Inc.	5,823
38	IDEX Corp.	5,476
100	ITT, Inc.	5,776
143	Kennametal, Inc.	5,390
63	Lincoln Electric Holdings, Inc.	5,444
42	Nordson Corp.	5,702
173	Terex Corp.	5,811
89	The Toro Co.	6,104
		535,538
Media - 9.8%
30,873	Lions Gate Entertainment Corp., Class A	476,988
8,799	Meredith Corp.	503,919
40,901	TEGNA, Inc.	538,666
		1,519,573
Medical - 8.1%
304	Acadia Healthcare Co., Inc. (a)	7,992
33	Bio-Rad Laboratories, Inc., Class A (a)	8,940
48	Bio-Techne Corp.	9,307
102	Cantel Medical Corp.	7,499
225	Catalent, Inc. (a)	9,724
68	Charles River Laboratories International, Inc. (a)	9,668
28	Chemed Corp.	9,226
353	Exelixis, Inc. (a)	7,904
185	Globus Medical, Inc. (a)	9,008
83	Hill-Rom Holdings, Inc.	8,802
176	Integra LifeSciences Holdings Corp. (a)	9,696
90	LivaNova PLC (a)	8,388
381	Mallinckrodt PLC (a)	9,510
67	Masimo Corp. (a)	8,796
117	Medidata Solutions, Inc. (a)	8,777
231	MEDNAX, Inc. (a)	7,602
63	Molina Healthcare, Inc. (a)	8,482
166	NuVasive, Inc. (a)	9,777
374	Patterson Cos., Inc.	8,434
79	PRA Health Sciences, Inc. (a)	8,451
5,511	Quest Diagnostics, Inc.	476,977
73	STERIS PLC	8,830
30	Teleflex, Inc.	8,695
379	Tenet Healthcare Corp. (a)	10,832
4,127	Varian Medical Systems, Inc. (a)	554,504
30	WellCare Health Plans, Inc. (a)	7,607

Shares	Security Description	Value
Medical - 8.1% (continued)
77	West Pharmaceutical Services, Inc.	$8,066
		1,251,494
Metals - 0.1%
121	The Timken Co.	5,250
43	Valmont Industries, Inc.	5,874
		11,124
Oil & Gas - 3.2%
56,460	McDermott International, Inc. (a)	478,781
204	UGI Corp.	11,199
		489,980
Paper & Paper Products - 3.1%
9,286	Domtar Corp.	472,750
Pollution Control - 3.3%
9,774	Donaldson Co., Inc.	504,241
Real Estate Development & Operations - 0.1%
80	Jones Lang LaSalle, Inc.	13,210
REIT - 2.0%
256	American Campus Communities, Inc. REIT	11,535
121	Camden Property Trust REIT	11,869
119	CoreSite Realty Corp. REIT	12,168
1,309	Cousins Properties, Inc. REIT	12,462
215	CyrusOne, Inc. REIT	10,716
309	Douglas Emmett, Inc. REIT	11,927
159	EPR Properties REIT	11,683
357	First Industrial Realty Trust, Inc. REIT	11,967
363	Healthcare Realty Trust, Inc. REIT	11,489
262	Highwoods Properties, Inc. REIT	12,133
431	Hospitality Properties Trust REIT	11,667
299	JBG SMITH Properties REIT	12,047
165	Kilroy Realty Corp. REIT	12,162
153	Lamar Advertising Co., Class A REIT	11,868
249	Liberty Property Trust REIT	11,785
120	Life Storage, Inc. REIT	11,712
647	Medical Properties Trust, Inc. REIT	11,795
223	National Retail Properties, Inc. REIT	11,618
291	Omega Healthcare Investors, Inc. REIT	10,447
359	Pebblebrook Hotel Trust REIT	11,492
383	Rayonier, Inc. REIT	11,287
575	Sabra Health Care REIT, Inc.	10,419
852	Senior Housing Properties Trust REIT	11,033
227	Taubman Centers, Inc. REIT	12,117
509	The GEO Group, Inc. REIT	11,565
589	Uniti Group, Inc. REIT	5,678
408	Weingarten Realty Investors REIT	11,754
		308,395
Renewable Energy - 0.1%
63	EnerSys	4,651
109	First Solar, Inc. (a)	5,728
		10,379
Retail - 0.0%
64	MSC Industrial Direct Co., Inc.	5,402
Semiconductor - 0.3%
144	Cirrus Logic, Inc. (a)	5,779
43	Coherent, Inc. (a)	5,722
391	Cypress Semiconductor Corp.	6,033
69	MKS Instruments, Inc.	5,718
42	Monolithic Power Systems, Inc.	5,633
59	Silicon Laboratories, Inc. (a)	4,780
147	Teradyne, Inc.	6,002
		39,667

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Shares	Security Description	Value
Software - 0.2%
107	CDK Global, Inc.	$6,207
74	Fortinet, Inc. (a)	6,422
20	The Ultimate Software Group, Inc. (a)	6,630
29	Tyler Technologies, Inc. (a)	5,939
		25,198
Telecommunications - 0.1%
175	ARRIS International PLC (a)	5,544
102	Belden, Inc.	6,303
139	Ciena Corp. (a)	5,930
90	Dycom Industries, Inc. (a)	4,057
		21,834
Transportation - 6.6%
5,609	CH Robinson Worldwide, Inc.	506,941
68	Genesee & Wyoming, Inc., Class A (a)	5,576
163	Knight-Swift Transportation Holdings, Inc.	5,482
51	Landstar System, Inc.	5,543
39	Old Dominion Freight Line, Inc.	5,880
237	Trinity Industries, Inc.	5,548
71	Wabtec Corp.	5,201
13,954	Werner Enterprises, Inc.	481,832
		1,022,003
Utilities - 0.8%
150	ALLETE, Inc.	12,157
330	Aqua America, Inc.	11,860
118	Atmos Energy Corp.	11,664
378	CenterPoint Energy, Inc.	11,393
310	Hawaiian Electric Industries, Inc.	11,867
119	IDACORP, Inc.	11,711
201	National Fuel Gas Co.	12,098
239	New Jersey Resources Corp.	11,568
281	OGE Energy Corp.	11,948
139	ONE Gas, Inc.	12,017
146	Southwest Gas Holdings, Inc.	11,963
		130,246
Wholesale Electronics - 0.1%
56	SYNNEX Corp.	5,495
57	Tech Data Corp. (a)	5,826
		11,321
Total Common Stock (Cost $14,079,635)		14,600,567

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 4.8%
U.S. Treasury Securities - 4.8%
$750,000	U.S. Treasury Bill (b)
	(Cost $749,138)	2.30%	03/19/19	749,120

Shares	Security Description	Value
Money Market Fund - 0.7%
100,290	Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)
	(Cost $100,290)	100,290
Investments, at value - 99.9% (Cost $14,929,063)		$15,449,977
Other Assets & Liabilities, Net - 0.1%		16,411
Net Assets - 100.0%		$15,466,388

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 28, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Aerospace & Defense	$23,614	$–	$–	$23,614
Auto & Truck	2,796,402	–	–	2,796,402
Banks	128,020	–	–	128,020
Biotechnology	9,093	–	–	9,093
Building	481,787	–	–	481,787
Chemicals	508,002	–	–	508,002
Commercial Services	1,053,333	–	–	1,053,333
Communications	388,222	–	–	388,222
Computers	1,075,192	–	–	1,075,192
Construction Materials	17,920	–	–	17,920
Consumer Products	499,763	–	–	499,763
Cosmetics & Personal Care	8,719	–	–	8,719
Electrical Equipment	18,246	–	–	18,246
Electronics	605,423	–	–	605,423
Financials	41,958	–	–	41,958
Food	480,385	–	–	480,385
Hardware	11,585	–	–	11,585
Health Care	7,893	–	–	7,893
Household	10,746	–	–	10,746
Insurance	61,909	–	–	61,909
Machinery	535,538	–	–	535,538
Media	1,519,573	–	–	1,519,573
Medical	1,251,494	–	–	1,251,494
Metals	11,124	–	–	11,124
Oil & Gas	489,980	–	–	489,980
Paper & Paper Products	472,750	–	–	472,750
Pollution Control	504,241	–	–	504,241
Real Estate Development & Operations	13,210	–	–	13,210
REIT	308,395	–	–	308,395
Renewable Energy	10,379	–	–	10,379
Retail	5,402	–	–	5,402
Semiconductor	39,667	–	–	39,667
Software	25,198	–	–	25,198
Telecommunications	21,834	–	–	21,834
Transportation	1,022,003	–	–	1,022,003
Utilities	130,246	–	–	130,246
Wholesale Electronics	11,321	–	–	11,321
U.S. Government & Agency Obligations	–	749,120	–	749,120

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value (continued)
Money Market Fund	$–	$100,290	$–	$100,290
Investments at Value	$14,600,567	$849,410	$–	$15,449,977

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 4, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 4, 2019